\APPENDIX I
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
                                                                                ------------------------
                                                                                      OMB APPROVAL
                                  UNITED STATES                                 ------------------------
                       SECURITIES AND EXCHANGE COMMISSION                       OMB Number:    3235-0456
                             Washington, D.C. 20549                             Expires:   July 31, 2006
                                                                                Estimated average burden
                                                                                hours per response.....2
                                                                                ------------------------
                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


                Read instructions at end of Form before preparing
                          Form. Please print or type.

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
Name and address of issuer:                                                     Mellon Institutional Funds Investment Trust
                                                                                One Boston Place, 34th Floor
                                                                                Boston, MA 02108

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1.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of the securities of the issuer check the box but do not list series or classes):
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
The Boston Company Large Cap Core Fund                        The Boston Company Small Cap Equity Fund
The Boston Company Small Cap Growth Fund                      The Boston Company International Small Cap Fund
The Boston Company Small Cap Tax-Sensitive Equity Fund        The Boston Company Small Cap Value Fund
Standish Mellon Intermediate Tax-Exempt Bond Fund             The Boston Company International Core Equity Fund
Standish Mellon Massachusetts Intermediate Tax-Exempt Bond Fund

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2. Investment Company Act File Number: 811-4813


   Securities Act File Number:  33-8214
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4(a) Last day of fiscal year for which this Form is filed: September 30, 2004
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4(b) [ ]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c) [ ] Check box if this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:


     (i)   Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f)
                                                                                                               $280,565,475
                                                                                                               ------------


     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:                                      $150,087,769
                                                                                    -------------


     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
           to the Commission:                                                       $141,831,676
                                                                                    ------------


     (iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                    $291,919,445
                                                                                                               -------------


     (v)   Net sales--if item 5(i) is greater than item 5(iv)
           [subtract item 5(iv) from Item 5(i)]                                                                $0
                                                                                                               ---


     (vi)  Redemption credits available for use in future years                      $11,353,970
           - if Item 5(i) is less than Item 5(iv)[subtract Item                      ------------
           5(iv) from Item 5(i)]



     (vii) Multiplier for determining registration fee (See
           Instruction C.9)                                                                                   x 0.0001267
                                                                                                               -----------


     (viii)Registration fee due [multiply Item 5(v) by Item                                                    -----------
           5(vii)] (enter "0" if no fee is due):                                                             =$ 0.00
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6.       Prepaid Shares


     If the response to item 5(i) was determined by deducting an amount of securites that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule
     24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                                                                                  -0-
                                                                                                                 ------
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7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                                                             +$   -0-
                                                                                                                 ------
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8. Total of the amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:


                                                                                                             =$  0.00
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9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:
                                                                                                                  N/A
     Method of Deliver

                       [X]  Wire Transfer
                       [ ]  Mail or other means
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This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/S/ STEVEN M. ANDERSON
                         -------------------------------------------------------

                         Steven M. Anderson, Treasurer
                         -----------------------------
Date:  November 29, 2004
      --------------------
      *Please print the name and title of the signing officer below the signature.